Long - Term Debt - Credit Facilities 1 (Details) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 15, 2018 USD ($) Vessel	Dec. 31, 2018 USD ($) Vessel
Line of Credit Facility [Line Items]
Number of vessels owned | Vessel	19	38
Outstanding amount		$ 889,176
$52.6 Million DVB Credit Facility [Member]
Line of Credit Facility [Line Items]
Number of vessels owned | Vessel		4
Line of credit facility issuance date		Jul. 18, 2017
Line of credit facility maximum borrowing capacity		$ 52,625
Outstanding amount	$ 51,063	$ 51,063
Line of Credit Facility, Expiration Date		Dec. 31, 2020
Line of Credit Facility, Interest Rate Description		LIBOR plus a margin
Loan margin percentage		2.85%
$52.6 Million DVB Credit Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity		$ 5,500
Line of Credit Facility, Periodic Payment		$ 267
Line of Credit Facility, Number of Repayment Instalments		4
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Date of First Required Payment		Mar. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 4,429
$52.6 Million DVB Credit Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity		5,500
Line of Credit Facility, Periodic Payment		$ 267
Line of Credit Facility, Number of Repayment Instalments		4
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Date of First Required Payment		Mar. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 4,429
$52.6 Million DVB Credit Facility [Member] | Tranche C [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity		5,800
Line of Credit Facility, Periodic Payment		$ 267
Line of Credit Facility, Number of Repayment Instalments		4
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Date of First Required Payment		Mar. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 4,734
$52.6 Million DVB Credit Facility [Member] | Tranche D [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity		35,800
Line of Credit Facility, Periodic Payment		$ 1,083
Line of Credit Facility, Number of Repayment Instalments		4
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Date of First Required Payment		Mar. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 31,500
$55.7 Million Credit Agricole Credit Facility [Member]
Line of Credit Facility [Line Items]
Number of vessels owned | Vessel		3
Line of credit facility issuance date		Aug. 11, 2017
Line of credit facility maximum borrowing capacity		$ 55,650
Outstanding amount	$ 54,025	$ 53,069
Line of Credit Facility, Expiration Date		Dec. 31, 2020
Line of Credit Facility, Interest Rate Description		LIBOR plus a margin
Loan margin percentage		2.75%
Number of vessels financed		3
$55.7 Million Credit Agricole Credit Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Outstanding amount		$ 19,400
Line of Credit Facility, Periodic Payment		$ 350
Line of Credit Facility, Number of Repayment Instalments		4
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Date of First Required Payment		Mar. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 18,000
$55.7 Million Credit Agricole Credit Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Outstanding amount		10,500
Line of Credit Facility, Periodic Payment		$ 200
Line of Credit Facility, Number of Repayment Instalments		4
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Date of First Required Payment		Mar. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 9,700
$55.7 Million Credit Agricole Credit Facility [Member] | Tranche C [Member]
Line of Credit Facility [Line Items]
Outstanding amount		25,750
Line of Credit Facility, Periodic Payment		$ 850
Line of Credit Facility, Number of Repayment Instalments		4
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Date of First Required Payment		Mar. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 22,350